Exhibit 1

Independence Plaza Trust 2018-INDP

Commercial Mortgage Pass-Through Certificates, Series 2018-INDP

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs & Co. LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Société Générale

SG Americas Securities, LLC

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

13 June 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Société Générale SG Americas Securities, LLC 245 Park Avenue New York, New York 10167
German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Bank of America, N.A. Merrill Lynch, Pierce, Fenner & Smith Incorporated One Bryant Park New York, New York 10036

Re:	Independence Plaza Trust 2018-INDP

Commercial Mortgage Pass-Through Certificates, Series 2018-INDP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Independence Plaza Trust 2018-INDP securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 June 2018

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Independence Plaza Trust 2018-INDP (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of four promissory notes (collectively, the “Mortgage Loan”) issued by IP Mortgage Borrower LLC (the “Borrower”), a Delaware limited liability company, evidencing a seven-year fixed-rate mortgage loan and
c.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrower’s fee and leasehold interests in Independence Plaza, a mixed-use residential and commercial complex located at 310 Greenwich Street, 80 North Moore Street and 40 Harrison Street, New York, New York (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of 11 June 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 4

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.)” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Mos.)”) and
d.	Use the “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.) and
c.	Seasoning

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.) and
ii.	Remaining Interest-Only Period (Mos.)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%) and
c.	Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 8., we recalculated the:

i.	Monthly Payment and
ii.	Annual Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 4

9.	Using the:
a.	Annual Debt Service,
b.	Underwritten Net Operating Income ($),
c.	Underwritten Net Cash Flow ($),
d.	2015 NCF,
e.	2016 NCF,
f.	2017 NCF,
g.	Most Recent NCF (if past 2017) ($),
h.	Cut-off Date Balance ($),
i.	Balloon Balance ($),
j.	Appraised Value ($) and
k.	Units, Pads, Rooms, Sq Ft

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	2015 NCF DSCR,
iv.	2016 NCF DSCR,
v.	2017 NCF DSCR,
vi.	Most Recent NCF DSCR,
vii.	Cut-off Date LTV Ratio (%),
viii.	LTV Ratio at Maturity (%),
ix.	Debt Yield on Underwritten Net Operating Income (%),
x.	Debt Yield on Underwritten Net Cash Flow (%) and
xi.	Loan Per Unit ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “2015 NCF DSCR,” “2016 NCF DSCR,” “2017 NCF DSCR” and “Most Recent NCF DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity (%),” “Debt Yield on Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	11 June 2018

Closing Statement	11 June 2018

Cash Management Agreement	11 June 2018

Guaranty Agreement	11 June 2018

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	15 May 2018

Engineering Report	11 April 2018

Phase I Environmental Report	11 April 2018

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	15 May 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	Not Dated

Ground Lease Agreements	6 June 2013

Insurance Review Document	7 June 2018

Management Agreement	11 June 2018

Trepp Screenshot for Previous Securitization History	Not Dated

Tenant Lease Agreements	Various

Tenant Lease Agreement Estoppels	Various

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
General Property Type (see Note 2)	Appraisal Report and Underwritten Rent Roll
Detailed Property Type	Appraisal Report
Unit Description (see Note 2)	Underwritten Rent Roll
Units, Pads, Rooms, Sq Ft (see Note 2)	Underwritten Rent Roll
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Multifamily Occupancy (%)	Underwritten Rent Roll
Retail Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Subsidized Housing Programs	Appraisal Report
Student / Military / Other Concentration?	Appraisal Report

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document

Exhibit 2 to Attachment A

Major Tenant Information:

Characteristic	Source Document

Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document

2015 NOI Date	Underwriter’s Summary Report
2015 EGI	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NOI Date	Underwriter’s Summary Report
2016 EGI	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NOI Date	Underwriter’s Summary Report
2017 EGI	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Most Recent Date (if past 2017)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2017) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2017) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2017) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2017) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Ongoing Replacement Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement
Ongoing Insurance Reserve ($)	Loan Agreement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement
Upfront Replacement Reserve ($)	Loan Agreement
Upfront TI/LC Reserve ($)	Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Loan Agreement
Upfront Environmental Reserve ($)	Loan Agreement
Upfront Debt Service Reserve ($)	Loan Agreement
Upfront RE Tax Reserve ($)	Loan Agreement
Upfront Insurance Reserve ($)	Loan Agreement
Upfront Other Reserve ($)	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document

Borrower Name	Loan Agreement
Delaware Statutory Trust (Yes/No)?	Loan Agreement
Sponsor	Loan Agreement
Originator	Loan Agreement
Originator Entity Type	Loan Agreement
Original Balance ($)	Loan Agreement
Mortgage Loan Rate (%)	Loan Agreement
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Maturity Date	Loan Agreement
Hyper Amortizing Loan	Loan Agreement
Due Date	Loan Agreement
Grace Period-Late Fee	Loan Agreement
Grace Period-Default	Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Origination Date	Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Loan Agreement
Terrorism Insurance Required	Loan Agreement
Last IO Due Date	Loan Agreement
Lockbox (see Note 4)	Loan Agreement
Cash Management (see Note 5)	Loan Agreement
Cash Management Triggers	Loan Agreement
DSCR at Trigger Level	Loan Agreement
Prepayment Provision	Loan Agreement
Lockout Period	Loan Agreement
Lockout Expiration Date (see Note 6)	Loan Agreement
Prepayment / Defeasance Begin Date (see Note 7)	Loan Agreement
Prepayment / Defeasance End Date (see Note 8)	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Open Period Begin Date (see Note 9)	Loan Agreement
Open Period (Payments)	Loan Agreement
Prepayment Type	Loan Agreement
Release Provisions (Y/N)	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document

Single Purpose Borrower (Y/N)	Loan Agreement
Condominium Present?	Loan Agreement
Tenant In Common (Yes/No)?	Loan Agreement
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy
Ground Lease Y/N	Ground Lease Agreement
Ground Lease Expiration Date	Ground Lease Agreement
Annual Ground Lease Payment ($)	Ground Lease Agreement
Ground Lease Extension (Y/N)	Ground Lease Agreement
# of Ground Lease Extension Options	Ground Lease Agreement
Ground Lease Expiration Date after all Extensions	Ground Lease Agreement
Future Debt Allowed?	Loan Agreement
Loan Purpose	Closing Statement
Property Manager	Management Agreement
Prior Securitizations	Trepp Screenshot for Previous Securitization History
Letter of Credit?	Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “General Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of the Property’s base rent, as shown in the applicable Source Documents.

Additionally, for the purpose of comparing the “Unit Description” and “Units, Pads, Rooms, Sq Ft” characteristics, the Depositor instructed us to use unit information relating to the residential portion of the Property, as shown in the applicable Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document requires the Borrower to direct tenants to pay rents directly to a lockbox account controlled by the lender.

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the concentration account is transferred to an account controlled by the Borrower and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the concentration account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

6.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period, as described in the applicable Source Document.

7.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the defeasance period, as described in the applicable Source Document.

8.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period, as described in the applicable Source Document.

9.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use first “Due Date” which occurs during the open period, as described in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
As Stabilized Appraised Value ($)
As Stabilized Appraisal Date
Administrative Cost Rate (%)
Cross-Collateralized (Y/N)
Crossed Group
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Seismic Report Date
PML or SEL (%)
Earthquake Insurance Required
Letter of Credit Balance
Letter of Credit Description
First Due Date
First P&I Due Date
Hyper Am Loan Maturity Date
Overlapping Fee Interest?
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method

Exhibit 3 to Attachment A

Characteristic

B Note Original Amount
B Note Cut-off Date Balance
B Note Balloon Balance
B Note Annual Payment
B Note Maturity Date
B Note Interest Rate
Pari Passu Split (Y/N)
Whole Loan Original Balance
Whole Loan Cut-off Date Balance
Whole Loan Balloon Balance
Whole Loan Annual Payment
Whole Loan Interest Rate
Whole Loan LTV
Whole Loan DSCR
Name of Mezzanine A Lender
Mezzanine A Debt Original Balance
Mezzanine A Debt Cut-off Date Balance
Mezzanine A Debt Interest Rate
Mezzanine A Debt Annual Payment
Mezzanine A Debt Maturity Date
Name of Mezzanine B Lender
Mezzanine B Debt Original Balance
Mezzanine B Debt Cut-off Date Balance
Mezzanine B Debt Interest Rate
Mezzanine B Debt Annual Payment
Mezzanine B Debt Maturity Date
Total Mezzanine Debt Original Balance
Total Mezzanine Debt Cut-off Date Balance
Total Mezzanine Debt Interest Rate
Total Mezzanine Debt Annual Payment
Total Loan Original Balance
Total Loan Cut-off Date Balance
Total Loan Interest Rate
Total Loan Annual Payment
Total Loan LTV
Total Loan DSCR
Other Subordinate Debt / Preferred Equity Balance
Other Subordinate Debt / Preferred Equity Type

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.